BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2025
BASIS OF PRESENTATION
BASIS OF PRESENTATION
3.	BASIS OF PRESENTATION

Statement of Compliance

These Financial Statements have been prepared in accordance with IFRS as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”).

Basis of Presentation

The Financial Statements have been prepared on a historical cost basis, except for certain financial instruments which have been measured at fair value. In addition, the Financial Statements have been prepared using the accrual basis of accounting except for cash flow information. All monetary amounts expressed in the Financial Statements are referenced as Canadian dollar amounts (“$”), unless otherwise noted. Monetary amounts expressed in US dollars and Australian dollars are referenced as (“US$”) and (“AUD$”), respectively. The Financial Statements are presented in Canadian dollars, which is the functional currency of the Company and its Canadian subsidiaries. The functional currency for the Company’s subsidiaries in the United States is US dollars. The functional currency for the Company’s subsidiaries in Australia is Australian dollars.

The Financial Statements of the Company consolidate the accounts of the Company and its subsidiaries. All intercompany transactions, balances, and unrealized gains and losses from intercompany transactions are eliminated on consolidation. The Company holds a 50% interest in an unincorporated joint venture with Purepoint Uranium Group Inc. (“Purepoint Uranium”), comprising of a portfolio of exploration and evaluation assets located in Saskatchewan, Canada (the “Purepoint Joint Venture”). The Company accounts for the Purepoint Joint Venture as a joint operation and has proportionately consolidated its share of assets, liabilities, incomes and expenses.

Subsidiaries consist of entities over which the Company is exposed to, or has rights to, variable returns as well as the ability to affect those returns through the power to direct the relevant activities of the entity. Subsidiaries are fully consolidated from the date control is transferred to the Company and are de-consolidated from the date control ceases.